UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other comprehensive loss, net of tax of nil:
Net loss	$ (20,150)	$ (28,892)
Change in foreign currency translation reserve	162	256
Total comprehensive loss	$ (19,988)	$ (28,636)